Mineral exploration and project development (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Mineral exploration and Project development
Mineral exploration	$ (73,759)	$ (83,182)	$ (76,161)
Project development (FEL 1 and FEL 2)	(39,225)	(43,096)	(16,537)
Mineral exploration and Project development	$ (112,984)	$ (126,278)	$ (92,698)